UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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07051733

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

1112578

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [X] Rule 505 [ ] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Century Engineering, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
Telephone Number: (443) 589-2400
Facsimile Number: (443) 589-2401
10710 Gilroy Road, Hunt Valley, Maryland, 21031

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)
Telephone Number: (443) 589-2400
Facsimile Number: (443) 589-2401
10710 Gilroy Road, Hunt Valley, Maryland, 21031

Brief Description of Business
Consulting engineering and planning firm providing diversified services to private, governmental and industrial clients. The Company's services include transportation, shipyard and marine, environmental, mechanical, electrical, land development, landscape architecture, geotechnical and facilities engineering, and commercial construction inspection services, principally to customers in Maryland, Delaware, West Virginia and Pennsylvania but also in other states from time to time.

Type of Business Organization
[X] corporation
[ ] business trust
[ ] limited partnership, already formed
[ ] limited partnership, to be formed
[ ] other (please specify):

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[11]	[1996]	[X*] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [M] [D]

affiliates.

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not Required to respond unless the form displays a currently valid OMB control number. SEC 1972 – (6-02)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Smyth, Francis X.**

Business or Residence Address (Number and Street, City, State, Zip Code): **President and Chief Executive Officer, 10710 Gilroy Road, Hunt Valley, Maryland, 21031.**

Check Box(es) that Apply: [] Promoter [] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Stratemeyer, Kenneth M.**

Business or Residence Address (Number and Street, City, State, Zip Code): **Senior Vice President, Treasurer, Secretary, Chief Financial Officer, 10710 Gilroy Road, Hunt Valley, Maryland, 21031**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Jardieu, Peter F.**

Business or Residence Address (Number and Street, City, State, Zip Code): **Senior Vice President, 10710 Gilroy Road, Hunt Valley, Maryland, 21031.**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Rathfon, Scott L.**

Business or Residence Address (Number and Street, City, State, Zip Code): **Senior Vice President, Dover, Delaware Operations, 10710 Gilroy Road, Hunt Valley, Maryland, 21031.**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Thaker, Harish P.**

Business or Residence Address (Number and Street, City, State, Zip Code): **Senior Vice President, Transportation Division, 10710 Gilroy Road, Hunt Valley, Maryland, 21031.**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Stephen, Harry C., Jr.**

Business or Residence Address (Number and Street, City, State, Zip Code): **Senior Vice President, 10710 Gilroy Road, Hunt Valley, Maryland, 21031.**

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [X] No [ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $________

Not applicable; stock grant to eleven (11) employees of the Company.

3. Does the offering permit joint ownership of a single unit?....................................... Yes [ ] No [X]

Not applicable; stock grant to eleven (11) employees of the Company.

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$______	$______
Equity	$166,702.00	$166,702.00
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	$______	$______
Partnership Interests	$______	$______
Other (Specify________).	$______	$______
Total	$166,702.00	$166,702.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$0 **Note 1**
Non-accredited Investors	11	$166,702.00 **Note 1**
Total (for filings under Rule 504 only)	—	$________

Answer also in Appendix, Column 4, if filing under ULOE.

Note 1 to Item C.2.: Stock grant to eleven (11) employees of the Company. Stock valued as shown in Item C.1., but no "dollar amount of purchases" is applicable.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	Common Stock	$108,345
Regulation A	____________	$________
Rule 504		$
Total	____________	$

Note 1 to Item C.3.: Regulation D offering filed April 18,2006, common stock grant to fifteen (15) employees of the Company.

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$________
Printing and Engraving Costs	[ ]	$________
Legal Fees	[X]	$ 2,500 **Note 1**
Accounting Fees	[X]	$ 1,000 **Note 2**
Engineering Fees	[ ]	$________
Sales Commissions (specify finders' fees separately)	[ ]	$________
Other Expenses (identify) ____________	[X]	$ 400 **Note 3**
Total	[ ]	$ 3,900

Note 1 to Item C.4.A.: Estimate of legal fees for preparation of offering documents and other securities-related advice, and also fees attributable to other elements of corporate advice related thereto.

Note 2 to Item C.4.A.: Estimate of accounting fees relating to offering.

Note 3 to Item C.4.A.: Filing fees for this Form D with Maryland Division of Securities.

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $--------------

Not applicable; Stock grant to eleven (11) employees of the Company; no proceeds.

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

Not applicable; Stock grant to eleven (11) employees of the Company; no proceeds.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $______	[ ] $______
Purchase of real estate	[ ] $______	[ ] $______
Purchase, rental or leasing and installation of machinery and equipment	[ ] $______	[ ] $______
Construction or leasing of plant buildings and facilities	[ ] $______	[ ] $______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $______	[ ] $______
Repayment of indebtedness	[ ] $______	[ ] $______
Working capital	[ ] $______	[ ] $______
Other (specify):______	[ ] $______	[ ] $______
______	[ ] $______	[ ] $______
Column Totals	[ ] $______	[ ] $______
Total Payments Listed (column totals added)	[ ] $______	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

NOTE: Because of the highly competitive nature of the civil engineering services, should such information be required, the Company requests confidential treatment of the offering documents (in particular, the financial information) provided to its employees in this grant of Common Stock to the Company.

Issuer (Print or Type)	Signature	Date
Century Engineering, Inc.	Susan D. Baker	April 16, 2007
Name of Signer (Print or Type) **Susan D. Baker, Attorney** **111 S. Calvert Street, Suite 1400**	Title of Signer (Print or Type) **Counsel**	

Baltimore, MD 21202 (410) 783-6366 – SDBaker@niles-law.com	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

NOTE: Because of the highly competitive nature of the civil engineering services, should such information be required, the Company requests confidential treatment of the offering documents (in particular, the financial information) provided to its employees in this grant of Common Stock to the Company.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Century Engineering, Inc.	Susan D. Baker	April 16, 2007
Name of Signer (Print or Type) **Susan D. Baker, Attorney** **111 S. Calvert Street, Suite 1400** **Baltimore, MD 21202** **(410) 783-6366 – SDBaker@niles-law.com**	Title (Print or Type) **Counsel**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE	X		Common Stock $7,170			1	7,170		No
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD	X		Common Stock			8	148,777		No
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									

NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA	X		Common Stock $10,755			2	10,755		No
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

http://www.sec.gov/divisions/corpfin/forms/formd.htm
Last update: 06/06/2002

END